Condensed Consolidated Statements of Cash Flows (Q3) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities:
Net loss	$ (44,724)	$ (12,714)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,924	4,223
Provision for bad debts	94	41
Loss on extinguishment of debt and amortization of debt discount	2,799	216
Stock-based compensation expense	20,446	1,987
Change in fair value of financial instruments and other income	9,996	42
Deferred income taxes	106	142
Changes in assets and liabilities:
Accounts receivable	(6,549)	(459)
Prepaid expenses	(2,036)	(418)
Deferred implementation, commissions, and other costs	227	(214)
Other assets (current and non-current)	896	(239)
Accounts payable	556	(1,111)
Accrued expenses and other	10,228	5,672
Deferred revenue	(4,713)	(1,068)
Other liabilities (current and non-current)	(1,059)	(141)
Net cash used in operating activities	(9,809)	(4,041)
Cash flows from investing activities:
Purchases of marketable securities	(45,077)	0
Purchases of property and equipment	(1,570)	(1,506)
Net cash provided by (used in) investing activities	(46,647)	(1,506)
Cash flows from financing activities:
Proceeds from borrowings, net of costs	0	49,541
Payments on borrowings	(44,663)	(34,808)
Business Combination and PIPE financing	349,902	0
Payments of equity issuance costs	(20,200)	0
Debt extinguishment costs	(1,565)	0
Payments of deferred purchase consideration	0	(524)
Change in customer funds payable	(1,636)	1,528
Payments on capital lease obligations	(177)	(203)
Proceeds from common stock issued	5,651	300
Taxes paid on net share issuance of stock-based compensation	(4,367)	0
Net cash provided by (used in) financing activities	282,945	15,834
Net increase in cash, cash equivalents, and restricted cash	226,489	10,287
Cash, cash equivalents, and restricted cash, beginning of period	38,843	25,862
Cash, cash equivalents, and restricted cash, end of period	265,332	36,149
Supplemental disclosure of cash flow information:
Cash paid for interest	135	3,152
Cash paid for income taxes	0	8
Non-cash investing & financing activities:
Reclassification of Series C preferred stock warrant liability to equity (Note 3)	1,433	0
Net assets acquired in Business Combination and other	255	0
Deferred offering costs included in accrued expenses	0	747
Equity issuance costs in other assets and accrued expenses charged to additional paid-in-capital	1,888	0
Issuance and vesting of Earnout Shares (Note 3)	$ 237,008	$ 0